Portfolio of Investments

March 31, 2024 (unaudited)

Baillie Gifford U.S. Equity Growth Fund

	Shares	Value
COMMON STOCKS — 97.9%

CANADA — 8.3%
Shopify, Inc., Class A *	41,032	$3,166,440

ISRAEL — 0.7%
Oddity Tech Ltd., Class A *	6,063	263,437

UNITED STATES — 88.9%
10X Genomics, Inc., Class A *	5,931	222,590
Affirm Holdings, Inc. *	16,589	618,106
Alnylam Pharmaceuticals, Inc. *	2,691	402,170
Amazon.com, Inc. *	17,319	3,124,001
Aurora Innovation, Inc. *	16,179	45,625
Chewy, Inc., Class A *	16,337	259,922
Cloudflare, Inc., Class A *	14,523	1,406,262
CoStar Group, Inc. *	10,801	1,043,377
Coursera, Inc. *	27,557	386,349
Datadog, Inc., Class A *	6,934	857,042
Denali Therapeutics, Inc. *	15,273	313,402
DoorDash, Inc., Class A *	13,135	1,808,952
Doximity, Inc., Class A *	10,099	271,764
Duolingo, Inc. *	4,619	1,018,859
Ginkgo Bioworks Holdings, Inc. *	85,480	99,157
Guardant Health, Inc. *	13,568	279,908
HashiCorp, Inc., Class A *	12,274	330,784
Inspire Medical Systems, Inc. *	3,082	661,983
Insulet Corp. *	2,604	446,326
Lemonade, Inc. *	8,890	145,885
Meta Platforms, Inc., Class A	4,161	2,020,498
Moderna, Inc. *	12,743	1,357,894
Netflix, Inc. *	2,957	1,795,875
NVIDIA Corp.	3,159	2,854,346
Penumbra, Inc. *	1,386	309,327
Pinterest, Inc., Class A *	20,986	727,585
Recursion Pharmaceuticals, Inc., Class A *	15,973	159,251
Rivian Automotive, Inc., Class A *	7,367	80,669
ROBLOX Corp., Class A *	17,394	664,103
Roku, Inc. *	6,987	455,343
Samsara, Inc., Class A *	12,457	470,750
Sana Biotechnology, Inc. *	11,310	113,100
Snowflake, Inc., Class A *	3,879	626,846
Sprout Social, Inc., Class A *	6,837	408,237
Sweetgreen, Inc., Class A *	26,609	672,143
Tesla, Inc. *	7,739	1,360,439
Trade Desk, Inc. (The), Class A *	33,529	2,931,105
Watsco, Inc.	2,002	864,804
Wayfair, Inc., Class A *	9,862	669,433
Workday, Inc., Class A *	4,396	1,199,009
YETI Holdings, Inc. *	7,077	272,818
		33,756,039

TOTAL INVESTMENTS — 97.9%
(cost $26,313,341)		$37,185,916
Other assets less liabilities — 2.1%		811,591
NET ASSETS — 100.0%		$37,997,507

*	Non-income producing security.

See previously submitted notes to the financial statements for the year ended December 31, 2023.

Portfolio of Investments

March 31, 2024 (unaudited)

Baillie Gifford U.S. Equity Growth Fund

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the year ended December 31, 2023.

Portfolio of Investments

March 31, 2024 (unaudited)

Baillie Gifford U.S. Equity Growth Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$37,185,916	$—	$—	$37,185,916
Total	$37,185,916	$—	$—	$37,185,916

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the year ended December 31, 2023.